JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 97.6%
Aerospace & Defense — 2.8%
Bombardier, Inc. (Canada)
6.13%, 1/15/2023 (a)	535,000	561,268
7.88%, 4/15/2027 (a)	1,560,000	1,583,400
BWX Technologies, Inc.
5.38%, 7/15/2026 (a)	598,000	616,299
4.13%, 6/30/2028 (a)	637,000	640,185
Howmet Aerospace, Inc.
6.88%, 5/1/2025	4,508,000	5,219,137
5.95%, 2/1/2037	3,449,000	4,000,840
Rolls-Royce plc (United Kingdom) 5.75%, 10/15/2027 (a)	975,000	1,048,564
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	1,777,000	1,901,390
4.60%, 6/15/2028	768,000	743,040
TransDigm, Inc.
6.25%, 3/15/2026 (a)	18,455,000	19,453,046
5.50%, 11/15/2027	4,893,000	5,100,953
Triumph Group, Inc.
8.88%, 6/1/2024 (a)	2,773,000	3,074,564
7.75%, 8/15/2025	2,063,000	2,109,417

		46,052,103

Air Freight & Logistics — 0.4%
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (a)	600,000	614,250
XPO Logistics, Inc.
6.75%, 8/15/2024 (a)	1,545,000	1,614,988
6.25%, 5/1/2025 (a)	4,580,000	4,897,486

		7,126,724

Airlines — 0.9%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	4,500,000	4,736,250
5.75%, 4/20/2029 (a)	4,500,000	4,827,285
Delta Air Lines, Inc. 7.38%, 1/15/2026	2,184,000	2,571,557
United Airlines, Inc.
4.38%, 4/15/2026 (a)	1,500,000	1,554,375
4.63%, 4/15/2029 (a)	1,500,000	1,549,717

		15,239,184

Auto Components — 2.5%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	1,225,000	1,255,625
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	2,660,000	2,886,100
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	4,328,000	4,470,175
6.50%, 4/1/2027	3,122,000	3,310,592
Clarios Global LP
6.25%, 5/15/2026 (a)	3,058,000	3,265,027

Investments	Principal Amount ($)	Value ($)
8.50%, 5/15/2027 (a)	1,872,000	2,035,800
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (a)	641,000	724,330
5.63%, 11/15/2026 (a)	1,815,000	1,560,900
Dana, Inc. 5.38%, 11/15/2027	1,465,000	1,556,541
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	1,842,000	1,891,531
5.00%, 7/15/2029 (a)	3,000,000	3,059,400
Icahn Enterprises LP
4.75%, 9/15/2024	613,000	638,838
6.25%, 5/15/2026	3,060,000	3,234,787
5.25%, 5/15/2027	4,127,000	4,230,918
IHO Verwaltungs GmbH (Germany) 6.38% (cash), 5/15/2029 (a) (b)	1,250,000	1,359,375
Real Hero Merger Sub 2, Inc. 6.25%, 2/1/2029 (a)	600,000	620,400
Tenneco, Inc.
5.00%, 7/15/2026	1,955,000	1,942,781
7.88%, 1/15/2029 (a)	1,021,000	1,142,152
ZF North America Capital, Inc. (Germany) 4.75%, 4/29/2025 (a)	1,000,000	1,082,500

		40,267,772

Automobiles — 0.4%
Ford Motor Co.
8.50%, 4/21/2023	1,531,000	1,708,979
7.45%, 7/16/2031	1,835,000	2,316,687
PM General Purchaser LLC 9.50%, 10/1/2028 (a)	1,560,000	1,704,300

		5,729,966

Banks — 0.3%
CIT Group, Inc. 6.13%, 3/9/2028	2,823,000	3,415,830
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 5.46%, 6/30/2035 (a) (c)	1,500,000	1,622,136

		5,037,966

Beverages — 0.1%
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (a)	1,500,000	1,504,050

Building Products — 1.7%
Builders FirstSource, Inc. 6.75%, 6/1/2027 (a)	2,690,000	2,878,300
Forterra Finance LLC 6.50%, 7/15/2025 (a)	1,264,000	1,361,960
Griffon Corp. 5.75%, 3/1/2028	2,477,000	2,613,235
James Hardie International Finance DAC

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.00%, 1/15/2028 (a)	1,900,000	2,004,500
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	3,046,000	3,144,995
Masonite International Corp. 5.38%, 2/1/2028 (a)	1,517,000	1,604,227
PGT Innovations, Inc. 6.75%, 8/1/2026 (a)	888,000	937,950
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	589,000	609,709
4.75%, 1/15/2028 (a)	7,709,000	8,012,581
Summit Materials LLC
6.50%, 3/15/2027 (a)	2,192,000	2,312,560
5.25%, 1/15/2029 (a)	1,630,000	1,719,650

		27,199,667

Capital Markets — 0.9%
Deutsche Bank AG (Germany)
(SOFR + 5.44%), 5.88%, 7/8/2031 (c)	1,500,000	1,733,560
LPL Holdings, Inc.
4.63%, 11/15/2027 (a)	3,120,000	3,251,173
4.00%, 3/15/2029 (a)	1,500,000	1,490,625
MSCI, Inc.
5.38%, 5/15/2027 (a)	1,514,000	1,612,758
4.00%, 11/15/2029 (a)	3,561,000	3,693,363
3.88%, 2/15/2031 (a)	3,080,000	3,130,050

		14,911,529

Chemicals — 2.7%
Avient Corp. 5.75%, 5/15/2025 (a)	1,197,000	1,265,827
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	2,650,000	2,775,875
CF Industries, Inc.
5.15%, 3/15/2034	1,031,000	1,216,271
5.38%, 3/15/2044	1,214,000	1,417,345
Chemours Co. (The)
7.00%, 5/15/2025	904,000	928,996
5.38%, 5/15/2027	1,522,000	1,636,454
5.75%, 11/15/2028 (a)	3,075,000	3,286,744
Consolidated Energy Finance SA (Switzerland) 6.88%, 6/15/2025 (a)	600,000	603,582
CVR Partners LP 9.25%, 6/15/2023 (a)	2,138,000	2,132,655
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	2,000,000	2,005,800
Hexion, Inc. 7.88%, 7/15/2027 (a)	2,768,000	2,982,866
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024 (a)	200,000	201,100
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,000,000	998,707
Ingevity Corp. 3.88%, 11/1/2028 (a)	1,545,000	1,525,687

Investments	Principal Amount ($)	Value ($)
Methanex Corp. (Canada) 5.25%, 12/15/2029	1,262,000	1,324,318
OCI NV (Netherlands)
5.25%, 11/1/2024 (a)	1,705,000	1,756,150
4.63%, 10/15/2025 (a)	600,000	624,732
Olin Corp.
9.50%, 6/1/2025 (a)	626,000	777,617
5.13%, 9/15/2027	886,000	925,090
5.63%, 8/1/2029	1,510,000	1,642,488
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	2,459,000	2,526,623
SCIH Salt Holdings, Inc. 4.88%, 5/1/2028 (a)	1,000,000	992,500
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	956,000	995,483
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,560,000	1,589,250
Tronox, Inc. 6.50%, 5/1/2025 (a)	3,404,000	3,621,005
Valvoline, Inc. 4.25%, 2/15/2030 (a)	1,500,000	1,530,000
Venator Finance SARL 9.50%, 7/1/2025 (a)	818,000	918,205
W.R. Grace & Co.-Conn. 4.88%, 6/15/2027 (a)	886,000	932,515

		43,133,885

Commercial Services & Supplies — 2.7%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,015,000	999,775
ADT Security Corp. (The)
3.50%, 7/15/2022	1,222,000	1,243,214
4.13%, 6/15/2023	1,243,000	1,291,601
4.88%, 7/15/2032 (a)	2,129,000	2,198,193
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a)	3,114,000	3,301,027
9.75%, 7/15/2027 (a)	2,170,000	2,392,425
Aramark Services, Inc.
6.38%, 5/1/2025 (a)	624,000	663,000
5.00%, 2/1/2028 (a)	624,000	644,085
Brink’s Co. (The) 4.63%, 10/15/2027 (a)	1,836,000	1,881,900
CoreCivic, Inc.
4.63%, 5/1/2023	1,000,000	990,000
8.25%, 4/15/2026	1,000,000	975,600
Covanta Holding Corp. 6.00%, 1/1/2027	624,000	651,300
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,868,000	1,863,330
9.50%, 11/1/2027 (a)	2,149,000	2,369,272
GFL Environmental, Inc. (Canada)
4.25%, 6/1/2025 (a)	3,051,000	3,157,785
5.13%, 12/15/2026 (a)	1,000,000	1,052,500
8.50%, 5/1/2027 (a)	1,888,000	2,067,360
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (a)	1,561,000	1,603,928

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Nielsen Finance LLC 5.63%, 10/1/2028 (a)	5,328,000	5,634,360
Prime Security Services Borrower LLC
5.25%, 4/15/2024 (a)	2,773,000	2,953,245
5.75%, 4/15/2026 (a)	4,639,000	5,073,906
Stericycle, Inc. 3.88%, 1/15/2029 (a)	624,000	622,440

		43,630,246

Communications Equipment — 1.2%
CommScope Technologies LLC
6.00%, 6/15/2025 (a)	2,486,000	2,536,466
5.00%, 3/15/2027 (a)	5,575,000	5,619,433
CommScope, Inc.
5.50%, 3/1/2024 (a)	656,000	674,827
6.00%, 3/1/2026 (a)	3,071,000	3,226,086
8.25%, 3/1/2027 (a)	4,289,000	4,578,507
Nokia OYJ (Finland)
4.38%, 6/12/2027	624,000	683,280
6.63%, 5/15/2039	624,000	808,517
Viasat, Inc.
6.50%, 7/15/2028 (a)	624,000	660,816

		18,787,932

Construction & Engineering — 0.4%
AECOM
5.88%, 10/15/2024	1,000,000	1,129,500
5.13%, 3/15/2027	1,510,000	1,670,438
MasTec, Inc. 4.50%, 8/15/2028 (a)	3,070,000	3,204,312

		6,004,250

Consumer Finance — 4.2%
Curo Group Holdings Corp. 8.25%, 9/1/2025 (a)	881,000	903,025
Ford Motor Credit Co. LLC
5.58%, 3/18/2024	7,950,000	8,680,685
5.13%, 6/16/2025	6,225,000	6,812,484
4.13%, 8/17/2027	17,950,000	18,757,750
4.00%, 11/13/2030	2,050,000	2,090,877
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (b)	1,496,052	1,472,552
Navient Corp.
7.25%, 9/25/2023	3,366,000	3,689,977
5.88%, 10/25/2024	3,597,000	3,826,309
OneMain Finance Corp.
6.13%, 5/15/2022	1,600,000	1,665,440
6.13%, 3/15/2024	7,340,000	7,908,850
7.13%, 3/15/2026	11,000,000	12,801,250

		68,609,199

Containers & Packaging — 1.7%
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (a)	410,000	429,987
4.13%, 8/15/2026 (a)	3,925,000	4,018,219
5.25%, 8/15/2027 (a)	3,725,000	3,757,594
Ball Corp. 5.25%, 7/1/2025	624,000	705,900

Investments	Principal Amount ($)	Value ($)
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	2,482,000	2,648,294
Graphic Packaging International LLC
4.88%, 11/15/2022	231,000	240,817
4.75%, 7/15/2027 (a)	960,000	1,033,200
3.50%, 3/1/2029 (a)	120,000	116,100
LABL Escrow Issuer LLC 6.75%, 7/15/2026 (a)	1,250,000	1,331,250
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (a)	2,771,000	2,796,355
7.25%, 4/15/2025 (a)	3,716,000	3,655,615
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,195,000	1,298,069
Reynolds Group Issuer, Inc. 4.00%, 10/15/2027 (a)	1,864,000	1,831,380
Sealed Air Corp. 6.88%, 7/15/2033 (a)	1,530,000	1,941,111
Trivium Packaging Finance BV (Netherlands)
5.50%, 8/15/2026 (a)(d)	1,275,000	1,329,187

		27,133,078

Distributors — 0.7%
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	1,368,000	1,397,686
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	5,263,000	5,490,256
Wolverine Escrow LLC
8.50%, 11/15/2024 (a)	2,106,000	2,058,615
9.00%, 11/15/2026 (a)	3,142,000	3,079,160

		12,025,717

Diversified Consumer Services — 0.0%(e)
Service Corp. International 5.13%, 6/1/2029	597,000	646,193

Diversified Financial Services — 0.4%
Sabre GLBL, Inc. 9.25%, 4/15/2025 (a)	4,974,000	5,819,580
Verscend Escrow Corp. 9.75%, 8/15/2026 (a)	1,000,000	1,060,000

		6,879,580

Diversified Telecommunication Services — 6.0%
Altice France Holding SA (Luxembourg)
10.50%, 5/15/2027 (a)	2,500,000	2,795,000
6.00%, 2/15/2028 (a)	3,750,000	3,675,000
Altice France SA (France)
7.38%, 5/1/2026 (a)	278,000	289,098
5.50%, 1/15/2028 (a)	9,110,000	9,319,439
5.13%, 1/15/2029 (a)	4,100,000	4,059,000
CCO Holdings LLC
5.75%, 2/15/2026 (a)	4,283,000	4,428,622
5.13%, 5/1/2027 (a)	5,614,000	5,866,630

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.38%, 6/1/2029 (a)	9,855,000	10,704,994
4.75%, 3/1/2030 (a)	13,541,000	14,043,540
Cincinnati Bell, Inc. 7.00%, 7/15/2024 (a)	1,255,000	1,292,650
Embarq Corp. 8.00%, 6/1/2036	2,441,000	2,758,330
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (a)	3,996,000	4,245,750
5.00%, 5/1/2028 (a)	3,120,000	3,198,000
Level 3 Financing, Inc. 4.63%, 9/15/2027 (a)	1,556,000	1,598,269
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	604,000	676,480
Sprint Capital Corp.
6.88%, 11/15/2028	6,163,000	7,710,283
8.75%, 3/15/2032	3,120,000	4,625,400
Telecom Italia Capital SA (Italy)
6.00%, 9/30/2034	1,000,000	1,105,000
7.72%, 6/4/2038	5,824,000	7,624,781
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	2,251,000	2,447,963
Virgin Media Secured Finance plc (United Kingdom)
5.50%, 5/15/2029 (a)	2,120,000	2,265,750
4.50%, 8/15/2030 (a)	1,465,000	1,461,337
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (a)	911,000	890,502

		97,081,818

Electric Utilities — 2.2%
FirstEnergy Corp.
Series B, 4.75%, 3/15/2023(d)	1,000,000	1,055,700
Series C, 7.38%, 11/15/2031	1,560,000	2,077,733
Series C, 5.35%, 7/15/2047(d)	1,560,000	1,806,324
NextEra Energy Operating Partners LP 4.50%, 9/15/2027 (a)	1,248,000	1,357,325
NRG Energy, Inc.
6.63%, 1/15/2027	1,857,000	1,927,176
5.75%, 1/15/2028	1,229,000	1,302,617
5.25%, 6/15/2029 (a)	5,971,000	6,269,550
3.63%, 2/15/2031 (a)	3,090,000	2,962,538
PG&E Corp. 5.25%, 7/1/2030	6,478,000	6,550,877
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	936,000	966,366
5.63%, 2/15/2027 (a)	8,326,000	8,638,225

		34,914,431

Electrical Equipment — 0.1%
EnerSys 5.00%, 4/30/2023 (a)	1,192,000	1,245,640

Electronic Equipment, Instruments & Components — 0.6%
CDW LLC 3.25%, 2/15/2029	2,194,000	2,228,007
Sensata Technologies, Inc.

Investments	Principal Amount ($)	Value ($)
4.38%, 2/15/2030 (a)	4,037,000	4,168,202
3.75%, 2/15/2031 (a)	3,060,000	2,987,325

		9,383,534

Energy Equipment & Services — 1.0%
Archrock Partners LP 6.88%, 4/1/2027 (a)	1,868,000	1,980,080
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	1,248,000	1,085,760
Nabors Industries, Inc. 5.75%, 2/1/2025	3,025,000	2,510,750
Oceaneering International, Inc. 4.65%, 11/15/2024	1,240,000	1,243,100
Precision Drilling Corp. (Canada)
5.25%, 11/15/2024	1,000,000	976,240
7.13%, 1/15/2026 (a)	750,000	758,865
TechnipFMC plc (United Kingdom) 6.50%, 2/1/2026 (a)	2,167,000	2,332,773
Transocean Guardian Ltd. 5.88%, 1/15/2024 (a)	1,336,175	1,242,643
Transocean Pontus Ltd. 6.13%, 8/1/2025 (a)	1,105,625	1,097,333
USA Compression Partners LP 6.88%, 4/1/2026	886,000	930,255
Weatherford International Ltd. 8.75%, 9/1/2024 (a)	1,240,307	1,296,121

		15,453,920

Entertainment — 2.2%
Cinemark USA, Inc.
4.88%, 6/1/2023	2,127,000	2,129,127
8.75%, 5/1/2025 (a)	936,000	1,017,900
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (a)	3,245,000	3,304,091
6.50%, 5/15/2027 (a)	5,819,000	6,422,721
4.75%, 10/15/2027 (a)	1,739,000	1,775,989
Netflix, Inc.
5.88%, 2/15/2025	4,940,000	5,692,461
5.88%, 11/15/2028	10,815,000	13,086,150
WMG Acquisition Corp.
3.88%, 7/15/2030 (a)	1,225,000	1,234,187
3.00%, 2/15/2031 (a)	916,000	864,475

		35,527,101

Equity Real Estate Investment Trusts (REITs) — 3.4%
ESH Hospitality, Inc.
5.25%, 5/1/2025 (a)	2,130,000	2,169,938
4.63%, 10/1/2027 (a)	4,675,000	4,943,812
HAT Holdings I LLC 3.75%, 9/15/2030 (a)	1,256,000	1,208,900
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	2,468,000	2,557,835
iStar, Inc. 4.75%, 10/1/2024	3,370,000	3,522,493
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	3,737,000	4,012,604
5.75%, 2/1/2027	3,434,000	3,802,090

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
3.88%, 2/15/2029 (a)	2,000,000	2,023,180
MPT Operating Partnership LP 4.63%, 8/1/2029	4,147,000	4,395,820
Park Intermediate Holdings LLC
7.50%, 6/1/2025 (a)	1,000,000	1,081,640
5.88%, 10/1/2028 (a)	1,000,000	1,067,500
RHP Hotel Properties LP 4.75%, 10/15/2027	5,198,000	5,279,921
SBA Communications Corp. 3.88%, 2/15/2027	1,500,000	1,533,750
Uniti Group LP
7.88%, 2/15/2025 (a)	3,157,000	3,381,936
6.50%, 2/15/2029 (a)	4,221,000	4,178,790
VICI Properties LP
3.50%, 2/15/2025 (a)	911,000	927,945
4.25%, 12/1/2026 (a)	4,359,000	4,484,321
4.63%, 12/1/2029 (a)	3,713,000	3,862,819

		54,435,294

Food & Staples Retailing — 1.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	7,389,000	7,647,615
5.88%, 2/15/2028 (a)	3,391,000	3,602,938
4.88%, 2/15/2030 (a)	2,766,000	2,882,725
Rite Aid Corp.
7.50%, 7/1/2025 (a)	647,000	671,263
8.00%, 11/15/2026 (a)	4,669,000	4,846,515
US Foods, Inc. 6.25%, 4/15/2025 (a)	867,000	918,621

		20,569,677

Food Products — 2.8%
B&G Foods, Inc.
5.25%, 4/1/2025	954,000	980,235
5.25%, 9/15/2027	3,967,000	4,095,928
Dole Food Co., Inc. 7.25%, 6/15/2025 (a)	102,000	104,040
JBS USA LUX SA
6.75%, 2/15/2028 (a)	3,944,000	4,309,559
6.50%, 4/15/2029 (a)	3,039,000	3,399,912
Kraft Heinz Foods Co.
3.88%, 5/15/2027	2,006,000	2,195,835
5.00%, 7/15/2035	3,120,000	3,683,643
4.38%, 6/1/2046	3,120,000	3,345,725
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024 (a)	598,000	618,183
4.88%, 11/1/2026 (a)	589,000	610,116
4.88%, 5/15/2028 (a)	4,270,000	4,691,662
Pilgrim’s Pride Corp. 5.88%, 9/30/2027 (a)	2,384,000	2,535,980
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	3,091,000	3,230,559
5.50%, 12/15/2029 (a)	11,113,000	11,869,517

		45,670,894

Gas Utilities — 0.2%
AmeriGas Partners LP 5.88%, 8/20/2026	2,000,000	2,229,400

Investments	Principal Amount ($)	Value ($)
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	1,465,000	1,489,993

		3,719,393

Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	2,733,000	2,844,534
Hill-Rom Holdings, Inc. 4.38%, 9/15/2027 (a)	640,000	663,162
Hologic, Inc. 3.25%, 2/15/2029 (a)	2,154,000	2,100,150
Teleflex, Inc.
4.63%, 11/15/2027	636,000	676,825
4.25%, 6/1/2028 (a)	1,807,000	1,863,468

		8,148,139

Health Care Providers & Services — 6.0%
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (a)	1,258,000	1,333,480
Centene Corp.
5.38%, 6/1/2026 (a)	8,640,000	9,000,288
5.38%, 8/15/2026 (a)	1,500,000	1,569,375
4.25%, 12/15/2027	5,206,000	5,466,300
4.63%, 12/15/2029	7,732,000	8,346,153
3.38%, 2/15/2030	3,120,000	3,151,200
Community Health Systems, Inc.
8.00%, 3/15/2026 (a)	2,469,000	2,642,744
5.63%, 3/15/2027 (a)	1,560,000	1,634,100
DaVita, Inc.
4.63%, 6/1/2030 (a)	3,972,000	4,051,003
3.75%, 2/15/2031 (a)	1,560,000	1,495,650
Encompass Health Corp.
4.50%, 2/1/2028	1,560,000	1,610,700
4.75%, 2/1/2030	2,753,000	2,887,209
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	845,000	581,935
HCA, Inc.
5.38%, 2/1/2025	3,120,000	3,490,500
5.38%, 9/1/2026	3,116,000	3,524,975
5.63%, 9/1/2028	7,683,000	8,931,488
5.88%, 2/1/2029	5,515,000	6,473,231
Legacy LifePoint Health LLC 4.38%, 2/15/2027 (a)	620,000	617,675
MEDNAX, Inc. 6.25%, 1/15/2027 (a)	912,000	965,419
Molina Healthcare, Inc. 4.38%, 6/15/2028 (a)	1,842,000	1,899,562
Radiology Partners, Inc. 9.25%, 2/1/2028 (a)	1,228,000	1,346,195
RegionalCare Hospital Partners Holdings, Inc. 9.75%, 12/1/2026 (a)	597,000	643,267
Select Medical Corp. 6.25%, 8/15/2026 (a)	934,000	984,791
Tenet Healthcare Corp. 6.75%, 6/15/2023	1,563,000	1,698,200
4.88%, 1/1/2026 (a)	1,560,000	1,610,700

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
6.25%, 2/1/2027 (a)	3,713,000	3,870,802
5.13%, 11/1/2027 (a)	11,722,000	12,235,072
4.63%, 6/15/2028 (a)	1,560,000	1,591,200
6.13%, 10/1/2028 (a)	1,560,000	1,632,618
6.88%, 11/15/2031	1,537,000	1,719,519

		97,005,351

Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 5/15/2027 (a)	3,176,000	3,325,590

Hotels, Restaurants & Leisure — 7.9%
1011778 BC ULC (Canada)
4.25%, 5/15/2024 (a)	1,849,000	1,866,880
3.88%, 1/15/2028 (a)	4,625,000	4,642,343
Boyd Gaming Corp.
6.38%, 4/1/2026	1,858,000	1,919,686
4.75%, 12/1/2027	4,619,000	4,722,419
Caesars Resort Collection LLC
5.75%, 7/1/2025 (a)	3,423,000	3,589,940
5.25%, 10/15/2025 (a)	3,419,000	3,447,412
Carnival Corp.
11.50%, 4/1/2023 (a)	3,112,000	3,560,719
9.88%, 8/1/2027 (a)	2,514,000	2,948,193
Cedar Fair LP
5.50%, 5/1/2025 (a)	3,402,000	3,555,090
5.25%, 7/15/2029	897,000	912,863
Churchill Downs, Inc. 5.50%, 4/1/2027 (a)	1,198,000	1,246,663
Golden Nugget, Inc. 6.75%, 10/15/2024 (a)	1,000,000	1,009,280
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (a)	1,500,000	1,614,375
4.88%, 1/15/2030	4,941,000	5,257,718
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	3,554,000	3,702,131
International Game Technology plc
6.50%, 2/15/2025 (a)	3,230,000	3,578,420
5.25%, 1/15/2029 (a)	3,170,000	3,372,088
IRB Holding Corp. 7.00%, 6/15/2025 (a)	2,761,000	2,982,984
KFC Holding Co. 5.25%, 6/1/2026 (a)	3,086,000	3,167,008
Life Time, Inc. 5.75%, 1/15/2026 (a)	1,000,000	1,030,937
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025 (a)	641,000	682,107
6.50%, 9/15/2026	642,000	668,971
4.75%, 1/15/2028	1,561,000	1,584,415
Melco Resorts Finance Ltd. (Hong Kong)
5.75%, 7/21/2028 (a)	750,000	799,125
5.38%, 12/4/2029 (a)	750,000	796,875
MGM China Holdings Ltd. (Macau) 5.88%, 5/15/2026 (a)	750,000	788,109
MGM Resorts International

Investments	Principal Amount ($)	Value ($)
6.00%, 3/15/2023	1,195,000	1,275,095
5.50%, 4/15/2027	3,403,000	3,691,846
NCL Corp. Ltd.
12.25%, 5/15/2024 (a)	936,000	1,132,560
10.25%, 2/1/2026 (a)	1,000,000	1,167,500
Peninsula Pacific Entertainment LLC 8.50%, 11/15/2027 (a)	750,000	802,125
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (a)	6,680,000	7,732,100
Scientific Games International, Inc.
8.63%, 7/1/2025 (a)	979,000	1,067,501
5.00%, 10/15/2025 (a)	4,597,000	4,734,910
8.25%, 3/15/2026 (a)	1,510,000	1,623,039
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	1,839,000	1,909,434
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	2,442,000	2,625,809
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026 (a)	1,233,000	1,282,641
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,534,000	1,550,859
Travel + Leisure Co.
6.63%, 7/31/2026 (a)	1,000,000	1,145,020
6.00%, 4/1/2027(d)	907,000	1,003,369
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	934,000	992,375
VOC Escrow Ltd. 5.00%, 2/15/2028 (a)	1,536,000	1,543,680
Wynn Las Vegas LLC
4.25%, 5/30/2023 (a)	636,000	653,808
5.50%, 3/1/2025 (a)	4,723,000	5,035,899
5.25%, 5/15/2027 (a)	1,198,000	1,266,885
Wynn Macau Ltd. (Macau)
4.88%, 10/1/2024 (a)	1,000,000	1,017,063
5.63%, 8/26/2028 (a)	4,500,000	4,711,500
5.13%, 12/15/2029 (a)	1,000,000	1,031,562
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	3,424,000	3,546,819
Yum! Brands, Inc.
4.75%, 1/15/2030 (a)	10,404,000	11,127,286
6.88%, 11/15/2037	895,000	1,098,612

		128,216,048

Household Durables — 0.4%
Brookfield Residential Properties, Inc. (Canada) 6.25%, 9/15/2027 (a)	1,624,000	1,707,717
KB Home 4.80%, 11/15/2029	1,000,000	1,071,930
Meritage Homes Corp. 5.13%, 6/6/2027	886,000	998,079
Newell Brands, Inc. 4.70%, 4/1/2026(d)	1,000,000	1,123,750
Taylor Morrison Communities, Inc. 5.88%, 6/15/2027 (a)	1,195,000	1,342,152
Toll Brothers Finance Corp.

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
4.88%, 3/15/2027	886,000	1,001,561

		7,245,189

Household Products — 0.7%
Central Garden & Pet Co.
5.13%, 2/1/2028	602,000	632,852
4.13%, 10/15/2030	637,000	649,740
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	4,892,000	4,965,674
Kronos Acquisition Holdings, Inc. (Canada)
5.00%, 12/31/2026 (a)	624,000	634,140
7.00%, 12/31/2027 (a)	624,000	634,920
Spectrum Brands, Inc.
5.75%, 7/15/2025	92,000	94,300
5.50%, 7/15/2030 (a)	2,748,000	2,947,230

		10,558,856

Independent Power and Renewable Electricity Producers — 0.4%
Calpine Corp.
5.25%, 6/1/2026 (a)	648,000	666,973
4.50%, 2/15/2028 (a)	4,927,000	4,982,429
Clearway Energy Operating LLC 4.75%, 3/15/2028 (a)	898,000	928,308

		6,577,710

Insurance — 0.4%
Alliant Holdings Intermediate LLC 6.75%, 10/15/2027 (a)	1,000,000	1,032,500
HUB International Ltd. 7.00%, 5/1/2026 (a)	2,186,000	2,269,068
NFP Corp. 6.88%, 8/15/2028 (a)	2,342,000	2,420,546

		5,722,114

Interactive Media & Services — 0.1%
Rackspace Technology Global, Inc.
3.50%, 2/15/2028 (a)	500,000	481,520
5.38%, 12/1/2028 (a)	500,000	504,550

		986,070

Internet & Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	932,000	973,940
Match Group Holdings II LLC 4.63%, 6/1/2028 (a)	624,000	639,600
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	1,534,000	1,676,539
QVC, Inc. 4.75%, 2/15/2027	1,193,000	1,260,106

		4,550,185

IT Services — 0.9%
Arches Buyer, Inc.
4.25%, 6/1/2028 (a)	2,184,000	2,145,780
6.13%, 12/1/2028 (a)	2,184,000	2,233,140
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	936,000	920,790
Booz Allen Hamilton, Inc. 3.88%, 9/1/2028 (a)	1,250,000	1,250,835
Gartner, Inc.

Investments	Principal Amount ($)	Value ($)
4.50%, 7/1/2028 (a)	4,892,000	5,148,830
Presidio Holdings, Inc.
4.88%, 2/1/2027 (a)	2,121,000	2,179,327
8.25%, 2/1/2028 (a)	1,233,000	1,344,747

		15,223,449

Leisure Products — 0.1%
Mattel, Inc. 5.88%, 12/15/2027 (a)	1,027,000	1,127,132

Machinery — 0.5%
Hillman Group, Inc. (The) 6.38%, 7/15/2022 (a)	663,000	663,464
Mueller Water Products, Inc. 5.50%, 6/15/2026 (a)	1,202,000	1,236,257
Navistar International Corp. 9.50%, 5/1/2025 (a)	1,386,000	1,498,404
RBS Global, Inc. 4.88%, 12/15/2025 (a)	897,000	918,304
Terex Corp. 5.00%, 5/15/2029 (a)	1,250,000	1,300,000
Titan International, Inc. 7.00%, 4/30/2028 (a)	1,000,000	1,042,200
Vertical US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	2,000,000	2,080,000

		8,738,629

Media — 7.0%
Altice Financing SA (Luxembourg) 5.00%, 1/15/2028 (a)	1,250,000	1,240,463
AMC Networks, Inc.
5.00%, 4/1/2024	313,000	316,291
4.75%, 8/1/2025	1,906,000	1,954,260
4.25%, 2/15/2029	1,425,000	1,414,313
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	5,091,000	5,343,004
5.13%, 8/15/2027 (a)	5,920,000	5,977,424
CSC Holdings LLC
5.50%, 4/15/2027 (a)	3,775,000	3,963,750
7.50%, 4/1/2028 (a)	2,000,000	2,190,000
6.50%, 2/1/2029 (a)	8,500,000	9,298,660
3.38%, 2/15/2031 (a)	3,050,000	2,844,125
DISH DBS Corp.
5.00%, 3/15/2023	2,792,000	2,900,190
5.88%, 11/15/2024	8,921,000	9,495,869
7.75%, 7/1/2026	2,461,000	2,795,573
Gray Television, Inc.
7.00%, 5/15/2027 (a)	634,000	685,513
4.75%, 10/15/2030 (a)	594,000	583,498
iHeartCommunications, Inc.
6.38%, 5/1/2026	4,331,365	4,626,764
8.38%, 5/1/2027	6,377,183	6,819,122
Lamar Media Corp. 3.75%, 2/15/2028	1,027,000	1,036,243
LCPR Senior Secured Financing DAC 6.75%, 10/15/2027 (a)	2,905,000	3,119,679

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.13%, 7/15/2029 (a)	1,000,000	1,026,080
Liberty Interactive LLC 8.25%, 2/1/2030	1,000,000	1,145,000
Meredith Corp.
6.50%, 7/1/2025 (a)	916,000	986,761
6.88%, 2/1/2026	3,184,000	3,325,592
National CineMedia LLC 5.88%, 4/15/2028 (a)	1,213,000	1,156,899
Nexstar Broadcasting, Inc.
5.63%, 7/15/2027 (a)	4,626,000	4,891,995
4.75%, 11/1/2028 (a)	3,986,000	4,060,738
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	1,000,000	1,060,000
5.00%, 8/15/2027 (a)	1,645,000	1,705,439
Radiate Holdco LLC
4.50%, 9/15/2026 (a)	518,000	523,180
6.50%, 9/15/2028 (a)	518,000	532,245
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	1,848,000	1,797,180
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	4,033,000	4,164,073
Sinclair Television Group, Inc. 5.50%, 3/1/2030 (a)	901,000	901,207
Sirius XM Radio, Inc.
4.63%, 7/15/2024 (a)	2,475,000	2,536,875
5.00%, 8/1/2027 (a)	1,557,000	1,627,065
5.50%, 7/1/2029 (a)	3,361,000	3,638,283
4.13%, 7/1/2030 (a)	3,664,000	3,673,160
TEGNA, Inc. 5.00%, 9/15/2029	923,000	944,921
Univision Communications, Inc. 5.13%, 2/15/2025 (a)	936,000	950,180
Ziggo Bond Co. BV (Netherlands) 5.13%, 2/28/2030 (a)	3,000,000	3,045,000
Ziggo BV (Netherlands) 5.50%, 1/15/2027 (a)	2,515,000	2,606,169

		112,902,783

Metals & Mining — 2.9%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	2,150,000	2,340,813
Allegheny Technologies, Inc.
7.88%, 8/15/2023(d)	840,000	926,461
5.88%, 12/1/2027	3,100,000	3,282,125
ArcelorMittal SA (Luxembourg)
4.55%, 3/11/2026	886,000	989,400
7.25%, 10/15/2039(d)	886,000	1,217,984
Arconic Corp.
6.00%, 5/15/2025 (a)	400,000	427,124
6.13%, 2/15/2028 (a)	3,192,000	3,397,469
Carpenter Technology Corp.
6.38%, 7/15/2028	1,560,000	1,706,240
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025 (a)	1,744,000	2,040,576
5.88%, 6/1/2027	1,465,000	1,534,558
4.63%, 3/1/2029 (a)	2,063,000	2,123,611

Investments	Principal Amount ($)	Value ($)
Commercial Metals Co. 5.38%, 7/15/2027	886,000	934,730
Constellium SE 5.63%, 6/15/2028 (a)	2,500,000	2,650,000
FMG Resources August 2006 Pty. Ltd. (Australia)
5.13%, 5/15/2024 (a)	886,000	966,201
4.50%, 9/15/2027 (a)	886,000	962,045
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,542,000	1,671,358
4.38%, 8/1/2028	3,120,000	3,293,144
4.63%, 8/1/2030	5,222,000	5,731,145
5.40%, 11/14/2034	3,548,000	4,205,498
5.45%, 3/15/2043	4,276,000	5,163,270
Novelis Corp. 5.88%, 9/30/2026 (a)	1,555,000	1,621,554

		47,185,306

Multiline Retail — 0.4%
Macy’s, Inc. 8.38%, 6/15/2025 (a)	3,000,000	3,315,000
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	3,000,000	3,166,875

		6,481,875

Oil, Gas & Consumable Fuels — 11.8%
Antero Midstream Partners LP
5.38%, 9/15/2024	3,480,000	3,573,264
5.75%, 3/1/2027 (a)	3,492,000	3,597,528
Antero Resources Corp.
8.38%, 7/15/2026 (a)	5,023,000	5,660,394
7.63%, 2/1/2029 (a)	1,344,000	1,478,400
Apache Corp.
4.38%, 10/15/2028	1,248,000	1,280,236
5.10%, 9/1/2040	4,892,000	5,048,397
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	1,248,000	1,210,934
Buckeye Partners LP
4.15%, 7/1/2023	1,500,000	1,551,345
3.95%, 12/1/2026	2,498,000	2,535,470
4.50%, 3/1/2028 (a)	6,479,000	6,479,000
California Resources Corp. 7.13%, 2/1/2026 (a)	2,000,000	2,070,000
Cheniere Energy Partners LP 4.50%, 10/1/2029	11,260,000	11,907,450
Chesapeake Energy Corp. 5.50%, 2/1/2026 (a)	2,000,000	2,110,000
Comstock Resources, Inc.
9.75%, 8/15/2026	3,000,000	3,257,100
6.75%, 3/1/2029 (a)	1,535,000	1,604,382
Continental Resources, Inc.
4.50%, 4/15/2023	1,000,000	1,044,000
5.75%, 1/15/2031 (a)	1,842,000	2,161,642
Crestwood Midstream Partners LP 5.63%, 5/1/2027 (a)	1,511,000	1,556,330
DCP Midstream Operating LP 5.38%, 7/15/2025	1,557,000	1,705,538

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
5.13%, 5/15/2029	1,860,000	2,004,894
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	1,000,000	1,001,925
Endeavor Energy Resources LP 6.63%, 7/15/2025 (a)	722,000	765,428
EnLink Midstream Partners LP
4.15%, 6/1/2025	1,248,000	1,273,609
5.45%, 6/1/2047	1,248,000	1,094,621
EQM Midstream Partners LP
4.75%, 7/15/2023	336,000	351,086
4.00%, 8/1/2024	2,505,000	2,563,003
6.00%, 7/1/2025 (a)	5,414,000	5,860,655
5.50%, 7/15/2028	6,212,000	6,632,180
4.50%, 1/15/2029 (a)	1,545,000	1,545,000
6.50%, 7/15/2048	1,854,000	1,968,392
EQT Corp.
3.00%, 10/1/2022	3,385,000	3,458,793
7.63%, 2/1/2025(d)	5,812,000	6,787,835
3.90%, 10/1/2027	1,465,000	1,564,473
Genesis Energy LP 6.50%, 10/1/2025	2,756,000	2,773,638
Hess Infrastructure Partners LP 5.63%, 2/15/2026 (a)	25,000	25,917
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	635,000	658,279
5.13%, 6/15/2028 (a)	634,000	665,193
Hilcorp Energy I LP 6.25%, 11/1/2028 (a)	1,005,000	1,055,250
Matador Resources Co. 5.88%, 9/15/2026	624,000	626,340
MEG Energy Corp. (Canada) 7.13%, 2/1/2027 (a)	1,000,000	1,072,500
Murphy Oil Corp.
5.75%, 8/15/2025	1,539,000	1,580,738
5.88%, 12/1/2027	634,000	654,225
6.37%, 12/1/2042(d)	681,000	662,272
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	6,703,000	6,975,108
NuStar Logistics LP
6.00%, 6/1/2026	1,862,000	1,994,109
5.63%, 4/28/2027	4,466,000	4,718,016
Occidental Petroleum Corp.
2.70%, 8/15/2022	3,360,000	3,379,488
2.90%, 8/15/2024	4,927,000	4,914,682
5.88%, 9/1/2025	1,465,000	1,587,401
6.45%, 9/15/2036	5,354,000	6,030,853
4.20%, 3/15/2048	1,827,000	1,500,451
Ovintiv Exploration, Inc. 5.38%, 1/1/2026	2,994,000	3,372,120
Ovintiv, Inc. 6.50%, 8/15/2034	2,642,000	3,493,226
PBF Holding Co. LLC 9.25%, 5/15/2025 (a)	1,550,000	1,596,299
PDC Energy, Inc. 6.13%, 9/15/2024	988,000	1,010,230

Investments	Principal Amount ($)	Value ($)
Range Resources Corp.
5.00%, 8/15/2022	440,000	451,000
9.25%, 2/1/2026	1,562,000	1,722,105
Rockies Express Pipeline LLC
4.95%, 7/15/2029 (a)	624,000	640,237
6.88%, 4/15/2040 (a)	624,000	671,580
SM Energy Co.
5.63%, 6/1/2025	663,000	635,021
6.75%, 9/15/2026	680,000	678,640
6.63%, 1/15/2027	683,000	684,544
Southwestern Energy Co.
6.45%, 1/23/2025(d)	1,260,000	1,379,977
7.75%, 10/1/2027	602,000	653,592
Sunoco LP 6.00%, 4/15/2027	1,258,000	1,314,610
Tallgrass Energy Partners LP
5.50%, 9/15/2024 (a)	3,300,000	3,365,043
5.50%, 1/15/2028 (a)	4,136,000	4,167,020
Targa Resources Partners LP
5.88%, 4/15/2026	5,411,000	5,668,022
6.88%, 1/15/2029	8,361,000	9,281,170
5.50%, 3/1/2030	4,344,000	4,693,258
TerraForm Power Operating LLC 4.75%, 1/15/2030 (a)	1,547,000	1,581,467
Vine Energy Holdings LLC 6.75%, 4/15/2029 (a)	1,500,000	1,518,750
Western Midstream Operating LP
4.35%, 2/1/2025(d)	911,000	949,718
5.30%, 2/1/2030(d)	3,120,000	3,439,800

		190,545,193

Personal Products — 0.2%
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	2,762,000	2,934,625
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	644,000	672,848

		3,607,473

Pharmaceuticals — 2.7%
Bausch Health Americas, Inc. 8.50%, 1/31/2027 (a)	6,828,000	7,314,495
Bausch Health Cos., Inc.
6.13%, 4/15/2025 (a)	6,452,000	6,598,718
5.00%, 1/30/2028 (a)	7,962,000	7,464,375
7.25%, 5/30/2029 (a)	8,769,000	9,053,993
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (a)	1,546,000	1,612,478
Endo Dac 9.50%, 7/31/2027 (a)	1,264,000	1,286,120
Jazz Securities DAC 4.38%, 1/15/2029 (a)	1,500,000	1,542,720
Organon Finance 1 LLC
4.13%, 4/30/2028 (a)	2,000,000	2,020,000
5.13%, 4/30/2031 (a)	2,000,000	2,052,260
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a)	4,912,000	5,010,240

		43,955,399

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Professional Services — 0.2%
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026 (a)	896,000	955,360
10.25%, 2/15/2027 (a)	1,697,000	1,873,064
Science Applications International Corp. 4.88%, 4/1/2028 (a)	911,000	946,583

		3,775,007

Real Estate Management & Development — 0.2%
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	2,036,000	2,085,719
5.00%, 3/1/2031	522,000	533,868

		2,619,587

Road & Rail — 0.4%
Avis Budget Car Rental LLC
5.25%, 3/15/2025 (a)	1,017,000	1,036,069
5.75%, 7/15/2027 (a)	3,812,000	4,016,895
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (a)	1,000,000	1,031,250

		6,084,214

Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc. 4.38%, 4/15/2028 (a)	926,000	965,355
Microchip Technology, Inc. 4.25%, 9/1/2025 (a)	1,200,000	1,260,584
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	1,254,000	1,272,810
Qorvo, Inc.
4.38%, 10/15/2029	624,000	680,098
3.38%, 4/1/2031 (a)	624,000	636,174

		4,815,021

Software — 0.9%
Ascend Learning LLC 6.88%, 8/1/2025 (a)	946,000	966,103
BY Crown Parent LLC 4.25%, 1/31/2026 (a)	886,000	925,746
CDK Global, Inc.
4.88%, 6/1/2027	1,220,000	1,287,014
5.25%, 5/15/2029 (a)	938,000	1,011,971
Fair Isaac Corp.
5.25%, 5/15/2026 (a)	902,000	1,010,240
4.00%, 6/15/2028 (a)	609,000	618,799
LogMeIn, Inc. 5.50%, 9/1/2027 (a)	750,000	772,440
Open Text Corp. (Canada) 3.88%, 2/15/2028 (a)	886,000	885,761
Open Text Holdings, Inc. (Canada) 4.13%, 2/15/2030 (a)	886,000	889,322
PTC, Inc. 4.00%, 2/15/2028 (a)	1,248,000	1,275,905
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	4,954,000	5,246,781

		14,890,082

Specialty Retail — 1.9%
Gap, Inc. (The)

Investments	Principal Amount ($)	Value ($)
8.63%, 5/15/2025 (a)	2,475,000	2,731,781
L Brands, Inc.
7.50%, 6/15/2029	3,088,000	3,551,200
6.88%, 11/1/2035	6,107,000	7,358,935
LSF9 Atlantis Holdings LLC 7.75%, 2/15/2026 (a)	600,000	610,824
Magic Mergeco, Inc. 5.25%, 5/1/2028 (a)	1,000,000	1,012,500
PetSmart, Inc.
4.75%, 2/15/2028 (a)	4,000,000	4,142,400
7.75%, 2/15/2029 (a)	4,000,000	4,403,730
Staples, Inc.
7.50%, 4/15/2026 (a)	3,432,000	3,559,671
10.75%, 4/15/2027 (a)	1,847,000	1,890,866
White Cap Buyer LLC 6.88%, 10/15/2028 (a)	1,465,000	1,541,912

		30,803,819

Technology Hardware, Storage & Peripherals — 1.3%
Dell, Inc. 6.50%, 4/15/2038	1,835,000	2,296,135
Diebold Nixdorf, Inc. 9.38%, 7/15/2025 (a)	2,467,000	2,735,286
NCR Corp.
5.75%, 9/1/2027 (a)	4,357,000	4,585,742
6.13%, 9/1/2029 (a)	5,516,000	5,992,969
Seagate HDD Cayman 4.88%, 6/1/2027	2,446,000	2,671,644
Xerox Corp. 6.75%, 12/15/2039	624,000	683,280
Xerox Holdings Corp.
5.00%, 8/15/2025 (a)	624,000	655,980
5.50%, 8/15/2028 (a)	624,000	644,280

		20,265,316

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands, Inc.
4.63%, 5/15/2024 (a)	609,000	646,709
4.88%, 5/15/2026 (a)	579,000	620,138
William Carter Co. (The) 5.63%, 3/15/2027 (a)	1,208,000	1,265,380

		2,532,227

Thrifts & Mortgage Finance — 1.9%
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 3/15/2022 (a)	906,000	913,928
REIT, 4.25%, 2/1/2027 (a)	2,172,000	2,123,130
Nationstar Mortgage Holdings, Inc. 5.50%, 8/15/2028 (a)	8,911,000	8,821,890
Quicken Loans LLC
5.25%, 1/15/2028 (a)	8,019,000	8,384,827
3.88%, 3/1/2031 (a)	3,500,000	3,421,092
Radian Group, Inc.
6.63%, 3/15/2025	2,501,000	2,826,130
4.88%, 3/15/2027	3,705,000	3,945,825

		30,436,822

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($)	Value ($)
Trading Companies & Distributors — 2.6%
AerCap Holdings NV (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (c)	1,180,000	1,221,300
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (a)	1,500,000	1,565,625
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	5,441,000	5,262,426
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	3,352,000	3,532,170
Imola Merger Corp. 4.75%, 5/15/2029 (a)	3,750,000	3,787,538
United Rentals North America, Inc.
4.88%, 1/15/2028	7,000,000	7,394,100
5.25%, 1/15/2030	5,000,000	5,456,575
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	4,006,000	4,326,260
7.25%, 6/15/2028 (a)	8,676,000	9,619,515

		42,165,509

Wireless Telecommunication Services — 0.5%
Connect Finco SARL (United Kingdom) 6.75%, 10/1/2026 (a)	612,000	632,655
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	895,000	992,331

Investments	Principal Amount ($)	Value ($)
Ligado Networks LLC 15.50% (PIK), 11/1/2023 (a) (b) (f)	1,011,282	993,476
Sprint Communications, Inc. 6.00%, 11/15/2022	916,000	972,600
Sprint Corp. 7.13%, 6/15/2024	3,050,000	3,515,125
Vodafone Group plc (United Kingdom)
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (c)	616,000	741,219

		7,847,406

TOTAL CORPORATE BONDS (Cost $1,574,920,862)		1,576,258,244

	Shares
SHORT-TERM INVESTMENTS — 1.9%
INVESTMENT COMPANIES — 1.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01% (g) (h) (Cost $30,425,654)	30,425,654	30,425,654

Total Investments — 99.5% (Cost $1,605,346,516)		1,606,683,898
Other Assets Less Liabilities — 0.5%		7,269,577

Net Assets — 100.0%		1,613,953,475

Percentages indicated are based on net assets.

Abbreviations
OYJ REIT	Public Limited Company Real Estate Investment Trust
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.

(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2021.

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the

“Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$—	$1,576,258,244	$—	$1,576,258,244
Short-Term Investments
Investment Companies	30,425,654	—	—	30,425,654

Total Investments in Securities	$30,425,654	$1,576,258,244	$—	$1,606,683,898

JPMorgan High Yield Research Enhanced ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

B. Investment Transactions with Affiliates – The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	$13,965,910	$101,905,255	$85,445,511	$—	$—	$30,425,654	30,425,654	$293	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.